INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Current income tax charge	₽ 15,170	₽ 20,757	₽ 19,175
Prior period tax adjustments	(509)	(90)	(133)
Total current income tax	14,661	20,667	19,042
Deferred tax	1,465	(5,000)	(3,697)
Income tax expense on continuing operations	16,126	15,667	15,345
Tax effect from the discontinued operations	₽ (1,003)	₽ 1,935	₽ 1,525
Russia
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax rate on dividends paid	13.00%	13.00%	13.00%